Employee Benefits, Defined Contribution Retirement Plans (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan [Abstract]
Defined contribution plan, tax status [Extensible Enumeration]		Qualified Plan [Member]
Defined contribution plan, sponsor location [Extensible Enumeration]		Domestic plan [Member]
Defined contribution plan, plan name [Extensible Enumeration]		Wells Fargo And Company 401(k) Plan [Member]
Defined contribution retirement plan expense		$ 1,000	$ 1,000	$ 1,000
Common stock [Member]
Defined Contribution Plan [Abstract]
ESOP, deferred shares, fair value					$ 427
Unreleased Shares [Member] | Common stock [Member]
Defined Contribution Plan [Abstract]
ESOP, number of unreleased shares outstanding					10,000,000
Wells Fargo And Company 401(k) Plan [Member] | United States [Member]
Defined Contribution Plan [Abstract]
Percentage of employee contribution		50.00%
Base contribution, vesting percentage		100.00%
Matching contribution, vesting after three years, vesting percentage		100.00%
Base contribution, vesting period		3 years
Matching contribution, vesting period		3 years
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Subsequent Event [Member]
Defined Contribution Plan [Abstract]
Percentage of employee contribution	75.00%
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Maximum [Member]
Defined Contribution Plan [Abstract]
Percentage of employer match (up to 6%)		6.00%
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Employees With Annual Compensation Of Less Than $75,000 [Member]
Defined Contribution Plan [Abstract]
Percentage of non-discretionary base contribution (up to 1%)		1.00%